Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 20,117	$ 14,898	$ 8,642
Short-term Investments	59,724	0	0
Accounts receivable (net of allowance for doubtful accounts of $10, $0 and $0, respectively)	17,922	15,782	9,102
Other receivables	1,456	865	791
Inventories	2,932	3,363	2,823
Restricted cash	303	303	241
Prepaid expenses and other current assets	1,984	2,851	1,220
Total current assets	104,438	38,062	22,819
Property and equipment, net	2,694	2,701	1,307
Other long-term assets	1,208	339	85
Intangible assets, net	2,705	3,141	4,147
Goodwill	5,575	5,575	5,575
Total assets	116,620	49,818	33,933
Current liabilities
Accounts payable	2,125	4,087	1,103
Product warranty	776	983	605
Accrued payroll and other accruals	9,101	10,143	7,017
Deferred revenue, current	19,408	18,220	13,920
Borrowings, current	0	6,500	1,405
Total current liabilities	31,410	39,933	24,050
Deferred revenue, long-term	5,584	4,273	2,272
Borrowings, long-term	0	1,833	4,000
Other long-term liabilities	164	165	1,217
Total liabilities	37,158	46,204	31,539
Commitments (Note 11)
Stockholders' equity (deficit)
Common stock; $0.0003 par value—30,423,297 authorized shares, 2,777,094 and 3,780,490 issued and outstanding shares at December 31, 2010 and December 31, 2011, respectively; 100,000,000 authorized shares, 22,138,561 issued and outstanding at June 30, 2012 (unaudited)	7	1	1
Additional paid-in-capital	136,162	7,461	4,017
Accumulated other comprehensive loss	(191)	0	0
Accumulated deficit	(56,516)	(56,861)	(54,382)
Total stockholders’ equity (deficit)	79,462	(49,399)	(50,364)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	116,620	49,818	33,933
Convertible preferred stock
Stockholders' equity (deficit)
Preferred stock	0	53,013	52,758
Preferred stock
Stockholders' equity (deficit)
Preferred stock	$ 0	$ 0	$ 0